[graphic omitted]

STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND SEMIANNUAL REPORT
APRIL 30, 1999

A GROWTH FUND THAT SEEKS TO CONTROL TAXES

                         -------------------------------
                           NOT FDIC   May Lose Value
                            Insured   No Bank Guarantee
                         -------------------------------

--------------------------------------------------------------------------------
                                       STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND
--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE:

[Photo of Stephen E. Gibson]

The six-month period ended April 30, 1999 was characterized by improving conditions in global economies and continued economic strength in the U.S. An increasing number of signs pointed toward a healthier global economy. Investor appetite for stocks of companies that should begin to grow their earnings in this type of environment increased.

While the investment environment was generally positive for stocks, the period was challenging for broad-based equity fund managers seeking to outperform the market. In the first three months, the market's gains continued to be driven by a small number of large-cap growth stocks. However, by the end of the period, investors began shifting assets into stocks in cyclical sectors, such as energy, basic materials and manufacturing. Companies within these industries benefited from improvement in emerging markets - the primary purchasers of these products. Stein Roe Advisor Tax-Managed Growth Fund benefited from this trend and posted returns similar to the S&P 500 Index during the period. At the same time, the Fund maintained its commitment to tax management by paying no taxable distributions to shareholders for the second consecutive year. Please note, although tax efficiency is an objective of the Fund, this is no indication that the Fund will not pay a taxable distribution in the future.

The following report will provide you with more specific information about your Fund's performance and the strategies used to increase your after-tax returns. As always, we thank you for choosing Stein Roe Advisor Tax-Managed Growth Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    June 15, 1999

TABLE OF CONTENTS

1   HIGHLIGHTS

2   PORTFOLIO MANAGERS' REPORT

4   PERFORMANCE

5   PORTFOLIO OF INVESTMENTS

6   FINANCIAL STATEMENTS

8   NOTES TO FINANCIAL STATEMENTS

10  FINANCIAL HIGHLIGHTS

Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------
o STOCK MARKET INDEXES REACH RECORD LEVELS.
Many U.S. stock market indexes hit record levels during the period in response to positive global economic conditions.

o CHANGE IN INVESTOR SENTIMENT BROADENS MARKET LEADERSHIP.
Late in the period, investors shifted assets into more cyclical sectors, as economic indicators suggested improving conditions worldwide.

o FUND WAS 100% TAX-EFFICIENT.
The Fund paid no taxable gains or dividend income to shareholders for the second consecutive year. (Although tax efficiency is an objective of the Fund, there is no guarantee the Fund will not pay a taxable distribution in the future.)

                   STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND
                   PERFORMANCE IS COMPARABLE TO S&P 500 INDEX

                               10/31/98 - 4/30/99

Stein Roe Advisor Tax-Managed Growth Fund -- Class A        21.06%
S&P 500 Index                                               22.31%

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.



SIX-MONTH TOTAL RETURNS FOR THE PERIOD ENDED 4/30/99

                            POP
             NAV         or w/CDSC(1)
             ---         ------------
Class A     21.06%         14.10%
-------------------------------------
Class B     20.61%         15.61%
-------------------------------------
Class C     20.61%         19.61%
-------------------------------------
Class E     21.03%         14.98%
-------------------------------------
Class F     20.21%         15.21%
-------------------------------------
Class G     21.08%         15.63%
-------------------------------------
Class H     20.59%         15.59%
-------------------------------------
Class Z     21.14%          N/A
-------------------------------------

NET ASSET VALUE PER SHARE AS OF 4/30/99

Class A                   $16.21
-------------------------------------
Class B                   $15.92
-------------------------------------
Class C                   $15.92
-------------------------------------
Class E                   $16.17
-------------------------------------
Class F                   $15.88
-------------------------------------
Class G                   $16.20
-------------------------------------
Class H                   $15.93
-------------------------------------
Class Z                   $16.22
-------------------------------------


(1) Past performance cannot predict future results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares, 5% for Class E shares and 4.50% for Class G shares. The CDSC returns reflect the maximum applicable charges of 5% for Class B, F and H shares and 1% for Class C shares.

SEMIANNUAL REPORT: STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

BOUGHT
------------------------------------------------------------------------------

TYCO INTERNATIONAL, LTD.
We added shares of Tyco International, Ltd., an industrial conglomerate. In our opinion, the company is likely to expand earnings and benefit from its recent acquisition of AMP, an electronic components manufacturer.

CHANGE IN SECTOR BREAKDOWNS FROM 10/31/98 - 4/30/99

                          Portfolio as   Portfolio as
                           of 4/30/99     of 10/31/98
                           ----------     -----------

FINANCIAL                     21%            20%

TECHNOLOGY                    20%            14%

CONSUMER CYCLICAL             19%            16%

CONSUMER NON-CYCLICAL         17%            22%

INDUSTRIAL                    12%            12%

UTILITIES                      6%             6%

ENERGY                         3%             3%

BASIC MATERIALS                0%             3%

OTHER                          2%             4%

Sectors are calculated as a percentage of the investment portfolio. Because the portfolio is actively managed, there can be no guarantee the portfolio will continue to maintain this sector allocation.

FUND GENERATES POSITIVE RETURNS
Stein Roe Advisor Tax-Managed Growth Fund continues to be managed for attractive returns both before and after taxes. Generally favorable conditions for growth stocks and a shift in investor sentiment allowed the Fund to post returns similar to the S&P 500 Index. For the six-month period ended April 30, 1999, the Fund's Class A shares generated a total return of 21.06%, based on net asset value, while the S&P 500 Index returned 22.31%.

STRATEGY HELPS PERFORMANCE LATE IN THE PERIOD
Although the Fund invests primarily in growth stocks, we have maintained a portion of the Fund's assets in energy and industrial sectors for diversification. These holdings hindered the Fund's performance until recently. However, this strategy was rewarded late in the period, when energy and economically sensitive stocks experienced strong gains. One holding that performed particularly well was BP Amoco (2.8% of net assets), a leading integrated international oil and gas company. Dover Corp. and Tyco International (2.6% and 2.5% of net assets, respectively), two well-managed and diversified industrial companies that are leaders in their respective niche markets, also boosted the Fund's performance.

TECHNOLOGY WEIGHTING INCREASED
Performance in the technology sector remained strong through the end of April. However, until recently, the Fund had been underweighted in the technology sector. To increase our weighting, we added to our holdings in early 1999, taking new positions in IBM Corp., Microsoft Corp., Novell, Inc. and Hewlett-Packard Co. (2.5%, 2.2%, 2.3% and 1.6% of net assets, respectively). Collectively, these stocks have performed well since we added them to the portfolio.

FINANCIAL STOCKS IMPACT FUND PERFORMANCE
During the period, the Fund was overweighted in the financial services sector. Low valuations and above-average growth prospects made financial stocks attractive. However, a number of stocks faltered, particularly in the insurance sector, which detracted from the Fund's performance. Recent concerns about rising interest rates, Y2K-related issues and lackluster revenue trends contributed to the underperformance of these stocks. We feel many of these concerns are exaggerated, which is why we did not make any significant changes in our holdings. One company that performed well is American International Group (2.2% of net assets), the premier global insurer. We believe the company's recent acquisition of SunAmerica Inc. should improve its growth potential by providing exposure to the expanding variable annuity market.

TAX-MANAGEMENT EFFORTS CONTINUE TO REWARD INVESTORS
We are pleased to report that the Fund paid no taxable distributions to shareholders over the past six months. In general, the best opportunities to implement active tax-management strategies come during a market downturn. That is when we typically try to harvest losses that we can carry forward to offset future gains. The market's strength over the past six months presented little opportunity for tax switches - a tax-management technique we use where we sell a stock and invest the proceeds in another stock within the same sector. There are other management techniques we use to help reduce taxable distributions for shareholders. These include buying low-dividend-paying stocks, deferring sales until the capital gain qualifies for long-term treatment and minimizing unnecessary portfolio turnover. These tax-management strategies are applied continuously, regardless of economic conditions.

OUTLOOK IS POSITIVE FOR GROWTH STOCKS
Going forward, at least for the near term, we believe that improving global economic conditions may mean market gains will be built on a wider variety of stocks than the narrow leadership we've seen in the past two years, making careful stock selection increasingly important. While a continuation of this broadening market trend is not ideal for pure large-cap growth stock funds, it's a healthy development for the overall market. We believe the Fund is well positioned for this environment, given our core holdings consist of quality growth stocks and are complemented by selected economically sensitive and mid-cap stocks.

Over the longer term, we believe that investors should own quality growth stocks in their portfolios. In our opinion, company size is still a meaningful competitive advantage, particularly in an increasingly competitive global marketplace. As always, we seek companies with strong management, market leadership and sustainable competitive advantage.

/s/ William M. Hughes              /s/ Stephen Berman

WILLIAM M. (MEL) HUGHES and STEVE BERMAN are senior equity analysts at Stein Roe & Farnham Incorporated and are members of the nine-person investment management team for Stein Roe Advisor Tax-Managed Growth Fund.

Past performance is no guarantee of future results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. Total returns include changes in share price and reinvestment of distributions. Portfolio holdings are as of 4/30/99 and are subject to change.


TAX-MANAGED INVESTING
It's important to understand that "tax-managed" or "tax-efficient" investments differ from "tax-exempt" or "tax-deferred" investments. Tax-managed funds seek long-term capital appreciation as a primary objective and to reduce taxable distributions as a secondary objective. Stein Roe Advisor Tax-Managed Growth Fund's strategy focuses on before- and after-tax returns. Reduced taxes can mean increased potential to keep more of what your investment earns. Although tax efficiency is an objective of the Fund, there is no guarantee the Fund will not pay a taxable distribution in the future.

SEMIANNUAL REPORT: STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/99

                           1 YEAR                               LIFE
SHARE CLASS        NAV              POP or              NAV              POP or
                                    w/CDSC                               w/CDSC
-------------------------------------------------------------------------------
Class A           14.24%             7.67%             22.57%             19.50
-------------------------------------------------------------------------------
Class B           13.31              8.31              21.63              20.63
-------------------------------------------------------------------------------
Class C           13.39             12.39              21.63              21.63
-------------------------------------------------------------------------------
Class E           14.11              8.41              22.44              19.78
-------------------------------------------------------------------------------
Class F           13.02              8.02              21.50              20.50
-------------------------------------------------------------------------------
Class G           14.16              9.03              22.54              20.15
-------------------------------------------------------------------------------
Class H           13.38              8.38              21.66              20.67
-------------------------------------------------------------------------------
Class Z           14.31               N/A              20.60                N/A
-------------------------------------------------------------------------------

Inception for all share classes is 12/30/96 except for Class Z shares which commenced on 1/11/99. Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges
(CDSC). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares, 5% for Class E shares and 4.50% for Class G shares. The CDSC returns reflect sales charges of 5% for one year and 3% since inception for Class B, F and H shares, and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been higher.


TOP HOLDINGS AS OF 4/30/99
(AS A PERCENTAGE OF TOTAL NET ASSETS)

-------------------------------------------------
  1. AES Corp.                               2.9%
-------------------------------------------------
  2. BP Amoco                                2.8%
-------------------------------------------------
  3. Clear Channel Communications, Inc.      2.7%
-------------------------------------------------
  4. CBS Corp.                               2.7%
-------------------------------------------------
  5. Lear Corp.                              2.7%
-------------------------------------------------
  6. Dover Corp.                             2.6%
-------------------------------------------------
  7. Dollar General Corp.                    2.5%
-------------------------------------------------
  8. Time Warner, Inc.                       2.5%
-------------------------------------------------
  9. IBM Corp.                               2.5%
-------------------------------------------------
 10. Motorola, Inc.                          2.5%
-------------------------------------------------

Holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1999 (Unaudited)
(In thousands)

COMMON STOCKS - 94.3%                     COUNTRY         SHARES     VALUE
----------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 19.5%
DEPOSITORY INSTITUTIONS - 6.6%
BankAmerica Corp.                                          100      $  7,200
Chase Manhattan Corp.                                      100         8,250
Wells Fargo & Co.                                          160         6,897
                                                                    --------
                                                                      22,347
                                                                    --------
INSURANCE CARRIERS - 8.5%
Allstate Corp.                                             199         7,224
American International Group, Inc.                          64         7,468
CitiGroup                                                  108         8,089
Nationwide Financial Services, Class A                     126         5,848
                                                                    --------
                                                                      28,629
                                                                    --------
NONDEPOSITORY CREDIT INSTITUTIONS - 4.4%
Associates First Capital Corp.                             155         6,886
Fannie Mae                                                 111         7,867
                                                                    --------
                                                                      14,753
                                                                    --------

----------------------------------------------------------------------------
MANUFACTURING - 45.9%
CHEMICALS & ALLIED PRODUCTS - 12.4%
Alza Corp. (a)                                             195         6,535
Ecolab, Inc.                                               163         6,848
Eli Lilly & Co.                                             45         3,343
Merck & Co., Inc.                                           92         6,463
Monsanto Co.                                               147         6,661
Pfizer, Inc.                                                36         4,085
Procter & Gamble Co.                                        84         7,843
                                                                    --------
                                                                      41,778
                                                                    --------
COMMUNICATIONS EQUIPMENT - 4.4%
LM Ericsson                                   Sw           234         6,321
Motorola, Inc.                                             104         8,325
                                                                    --------
                                                                      14,646
                                                                    --------
ELECTRICAL INDUSTRIAL EQUIPMENT - 2.2%
General Electric Co.                                        71         7,540
                                                                    --------
ELECTRONIC COMPONENTS - 4.0%
Intel Corp.                                                 95         5,813
Molex, Inc., Class A                                       267         7,721
                                                                    --------
                                                                      13,534
                                                                    --------
FABRICATED METAL - 1.9%
Gillette Co.                                               125         6,523
                                                                    --------
FOOD & KINDRED PRODUCTS - 2.0%
Nabisco Holdings Corp.                                     180         6,791
                                                                    --------
MACHINERY & COMPUTER EQUIPMENT - 11.6%
Cisco Systems, Inc. (a)                                     71         8,061
Dover Corp.                                                236         8,717
Hewlett-Packard Co.                                         69         5,442
International Business Machines Corp.                       40         8,368
Tyco International Ltd.                                    102         8,288
                                                                    --------
                                                                      38,876
                                                                    --------
MEASURING & ANALYZING INSTRUMENTS - 1.9%
Medtronic, Inc.                                             87         6,237
                                                                    --------
PETROLEUM REFINING - 2.8%
BP Amoco PLC ADR                              UK            84         9,468
                                                                    --------
TRANSPORTATION EQUIPMENT - 2.7%
Lear Corp. (a)                                             198         9,088
                                                                    --------
RETAIL TRADE - 7.0%
BUILDING, HARDWARE & GARDEN SUPPLY - 2.1%
Home Depot, Inc.                                           115         6,917
                                                                    --------
GENERAL MERCHANDISE STORES - 4.9%
Dollar General Corp.                                       242         8,498
Wal-Mart Stores, Inc.                                      173         7,949
                                                                    --------
                                                                      16,447
                                                                    --------

----------------------------------------------------------------------------
SERVICES - 10.9%
AUTO REPAIR, RENTAL & PARKING - 1.8%
Hertz Corp., Class A                                       101         6,046
                                                                    --------
COMPUTER RELATED SERVICES - 2.1%
IMS Health, Inc.                                           235         7,053
                                                                    --------
COMPUTER SOFTWARE - 4.5%
Microsoft Corp. (a)                                         92         7,497
Novell, Inc. (a)                                           345         7,676
                                                                    --------
                                                                      15,173
                                                                    --------
MOTION PICTURES - 2.5%
Time Warner, Inc.                                          121         8,456
                                                                    --------

----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 11.0%
BROADCASTING - 5.7%
CBS Corp.                                                  201         9,135
Clear Channel Communications, Inc. (a)                     132         9,181
Heftel Broadcasting Corp. (a)                               14           734
                                                                    --------
                                                                      19,050
                                                                    --------
ELECTRIC SERVICES - 2.9%
AES Corp. (a)                                              196         9,790
                                                                    --------
TELECOMMUNICATIONS - 2.4%
MCI WorldCom, Inc. (a)                                     100         8,178
                                                                    --------
TOTAL COMMON STOCKS (cost of $250,307)(b)                            317,320
                                                                    --------
SHORT-TERM OBLIGATIONS - 7.4%                             PAR
----------------------------------------------------------------------------
Repurchase agreement with ABN AMRO Chicago
  Corp., dated 04/30/99, due 05/03/99 at 4.870%
  collateralized by U.S. Treasury bonds and
  note with various maturities to 2015,
  market value $25,501 (repurchase
  proceeds $25,043)                                    $25,033        25,033
----------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES - (1.7)%                                   (5,797)
----------------------------------------------------------------------------

NET ASSETS - 100%                                                   $336,556
                                                                    ========
NOTES TO INVESTMENT PORTFOLIO

-----------------------------------------------------------------------------
(a)        Non-income producing.
(b)        Cost for federal income tax purposes is $250,335.

SUMMARY OF SECURITIES
BY COUNTRY                                COUNTRY         VALUE    % OF TOTAL
-----------------------------------------------------------------------------
United States                                         $301,531           95.0
United Kingdom                             UK            9,468            3.0
Sweden                                     Sw            6,321            2.0
                                                      --------          -----
                                                      $317,320          100.0
                                                      --------          -----

Certain securities are listed by country of underlying exposure, but may trade predominantly on other exchanges.

       ACRONYM                         NAME
-------------------------------------------------------------
         ADR               American Depositary Receipt

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1999 (Unaudited)
(In thousands except for per share  amounts and footnotes)

ASSETS
Investments at value (cost $250,307)                           $317,320
Short-term obligations                                           25,033
                                                               --------
                                                                342,353
                                                               --------

Receivable for:
  Fund shares sold                                                4,354
  Dividends                                                         102
  Expense reimbursement due from Advisor/Administrator               81
  Interest                                                            3
Other                                                               107
                                                               --------
                                                                  4,647
                                                               --------
    Total assets                                                347,000
                                                               --------
LIABILITIES
Payable for:
  Investments purchased                                           9,582
  Fund shares repurchased                                           324
Accrued:

  Management fee                                                    129
  Administration fee                                                109
  Service fee                                                        67
  Distribution fee - Class B                                        133
  Distribution fee - Class C                                         19
  Distribution fee - Class E                                        (a)
  Distribution fee - Class F                                          1
  Distribution fee - Class G                                        (a)
  Distribution fee - Class H                                          4
  Transfer agent fee                                                 65
  Bookkeeping fee                                                    10
  Deferred Trustee fees                                               1
                                                               --------
    Total liabilities                                            10,444
                                                               --------
    Net assets                                                 $336,556
                                                               ========

Net asset value & redemption price per share - Class A
   ($71,897 / 4,436)                                           $  16.21(b)
                                                               --------
Maximum offering price per share - Class A
  ($16.21 / 0.9425)                                            $  17.20(c)
                                                               --------
Net asset value & offering price per share - Class B
  ($219,633 / 13,794)                                          $  15.92(b)
                                                               --------
Net asset value & offering price per share - Class C
   ($30,764 / 1,933)                                           $  15.92(b)
                                                               --------
Net asset value & redemption price per share - Class E
   ($959 / 59)                                                 $  16.17
                                                               --------
Maximum offering price per share - Class E
   ($16.17 / 0.9500)                                           $  17.02(c)
                                                               --------
Net asset value & offering price per share - Class F
   ($1,630 / 103)                                              $  15.88(b)
                                                               --------
Net asset value & redemption price per share - Class G
   ($5,310 / 328)                                              $  16.20
                                                               --------
Maximum offering price per share - Class G
   ($16.20 / 0.9550)                                           $  16.92(c)
                                                               --------
Net asset value & offering price per share - Class H
   ($6,362 / 399)                                              $  15.93(b)
                                                               --------
Net asset value & offering price per share - Class Z
   ($1 / (a))                                                  $  16.22
                                                               --------

COMPOSITION OF NET ASSETS
Capital paid in                                                $279,745
Accumulated net investment loss                                  (1,593)
Accumulated net realized loss                                    (8,609)
Net unrealized appreciation                                      67,013
                                                               --------
                                                               $336,556
                                                               ========

(a) Rounds to less than one.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c) On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 1999 (Unaudited)
(In thousands)

INVESTMENT INCOME
Dividends                                                       $   923
Interest                                                            358
                                                                -------
    Total investment income (net of nonreclaimable
      foreign taxes withheld at source which amounted to $13)     1,281
                                                                -------
EXPENSES
Management fee                                                      765
Administration fee                                                  533
Service fee                                                         337
Distribution fee - Class B                                          642
Distribution fee - Class C                                           92
Distribution fee - Class E                                          (a)
Distribution fee - Class F                                            5
Distribution fee - Class G                                            2
Distribution fee - Class H                                           20
Transfer agent fee                                                  347
Bookkeeping fee                                                      52
Trustees fee                                                          6
Custodian fee                                                        10
Audit fee                                                             8
Legal fee                                                             3
Registration fee                                                     40
Reports to shareholders                                               4
Other                                                                 6
                                                                -------
                                                                  2,872
                                                                -------
Net investment loss                                              (1,591)
                                                                -------

NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                                 1,557
Net change in unrealized appreciation during the period          46,908
                                                                -------
    Net gain                                                     48,465
                                                                -------
INCREASE IN NET ASSETS FROM OPERATIONS                          $46,874
                                                                -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                 (UNAUDITED)
                                               SIX MONTHS ENDED     YEAR ENDED
                                                  APRIL 30,        OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS                  1999(a)             1998
--------------------------------------------------------------------------------

OPERATIONS
Net investment loss                               $  (1,591)         $    (437)
Net realized gain (loss)                              1,557             (9,588)
Net unrealized appreciation                          46,908             15,288
                                                  ---------          ---------
    Net increase from operations                     46,874              5,263
                                                  ---------          ---------
FUND SHARE TRANSACTIONS
Receipt for shares sold -- Class A                   19,904             33,019
Cost of shares repurchased -- Class A                (4,032)            (6,257)
                                                  ---------          ---------
                                                     15,872             26,762
                                                  ---------          ---------
Receipt for shares sold -- Class B                   73,978             89,269
Cost of shares repurchased -- Class B                (9,090)            (5,858)
                                                  ---------          ---------
                                                     64,888             83,411
                                                  ---------          ---------
Receipt for shares sold -- Class C                    9,196             14,237
Cost of shares repurchased -- Class C                (1,516)            (1,755)
                                                  ---------          ---------
                                                      7,680             12,482
                                                  ---------          ---------
Receipt for shares sold -- Class E                      150                312
Cost of shares repurchased -- Class E                   (31)               (20)
                                                  ---------          ---------
                                                        119                292
                                                  ---------          ---------
Receipt for shares sold -- Class F                      287                652
Cost of shares repurchased -- Class F                   (10)                (8)
                                                  ---------          ---------
                                                        277                644
                                                  ---------          ---------
Receipt for shares sold -- Class G                    1,212              1,975
Cost of shares repurchased -- Class G                   (46)               (54)
                                                  ---------          ---------
                                                      1,166              1,921
                                                  ---------          ---------
Receipt for shares sold -- Class H                    1,572              2,703
Cost of shares repurchased -- Class H                   (11)               (88)
                                                  ---------          ---------
                                                      1,561              2,615
                                                  ---------          ---------
Receipt for shares sold -- Class Z                        1               --
                                                  ---------          ---------
                                                          1               --
                                                  ---------          ---------
    Net increase from Fund share transactions        91,564            128,127
                                                  ---------          ---------
    Total increase                                  138,438            133,390

NET ASSETS
Beginning of period                                 198,118             64,728
                                                  ---------          ---------
End of period (net of accumulated net investment
  loss of $1,593 and $2, respectively)            $ 336,556          $ 198,118
                                                  =========          =========
NUMBER OF FUND SHARES
Sold -- Class A                                       1,304              2,450
Repurchased -- Class A                                 (264)              (478)
                                                  ---------          ---------
                                                      1,040              1,972
                                                  ---------          ---------
Sold -- Class B                                       4,939              6,699
Repurchased -- Class B                                 (602)              (457)
                                                  ---------          ---------
                                                      4,337              6,242
                                                  ---------          ---------
Sold -- Class C                                         611              1,066
Repurchased -- Class C                                 (101)              (138)
                                                  ---------          ---------
                                                        510                928
                                                  ---------          ---------
Sold -- Class E                                          10                 24
Repurchased -- Class E                                   (2)                (2)
                                                  ---------          ---------
                                                          8                 22
                                                  ---------          ---------
Sold -- Class F                                          20                496
Repurchased -- Class F                                   (1)               (b)
                                                  ---------          ---------
                                                         19                 49
                                                  ---------          ---------
Sold -- Class G                                          80                148
Repurchased -- Class G                                   (3)                (4)
                                                  ---------          ---------
                                                         77                144
                                                  ---------          ---------
Sold -- Class H                                         106                204
Repurchased -- Class H                                   (1)                (7)
                                                  ---------          ---------
                                                        105                197
                                                  ---------          ---------
Sold -- Class Z                                         (b)               --
                                                  ---------          ---------
                                                        (b)                --
                                                  ---------          ---------

(a) Class Z shares were initially offered on January 11, 1999.
(b) Rounds to less than one.

See accomapnying notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1999 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Stein Roe Advisor Tax-Managed Growth Fund, (the Fund), a series of Liberty Funds Trust I (formerly Colonial Trust I), the accompanying financial statements contain all normal and reoccurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers eight classes of shares: Class A, Class B, Class C, Class E, Class F, Class G, Class H and Class Z. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class E, Class F, Class G and Class H shares are trust shares. Class E and Class G shares are sold with a front-end sales charge and are subject to an annual distribution fee and Class F and Class H shares are subject to an annual distribution fee and a contingent deferred sales charge. Class F and Class H shares will convert to Class E and Class G shares, respectively, after they have been outstanding approximately eight years. Effective January 11, 1999, the Fund began offering Class Z shares which are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, please refer to a prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than applicable 12b-1 fees) (see Note 3:
Underwriting discounts, service and distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data is calculated using the average shares outstanding during the period. Net investment income per share data reflects the distribution fee per share where applicable.

Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee where applicable.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER
Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
The Advisor receives a monthly fee equal to 0.60% annually of the Fund's average net assets.

ADMINISTRATION FEE
Colonial Management Associates, Inc. (Administrator), an affiliate of the Advisor, provides accounting and other services and office facilities for a monthly fee equal to 0.40% annually of the Fund's average net assets.

BOOKKEEPING FEE
The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc., (Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc., (Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. During the six months ended April 30, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $441,345 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $517, $173,836, $6,079, none, and none on Class A, Class B, Class C, Class F, and Class H share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B, Class C, Class F and Class H shares; 0.10% of the average net assets attributable to Class E shares; and up to 0.25% of average net assets attributable to Class G shares. The actual fee with respect to Class G shares will be 0.10% on Class G assets attributable to shares outstanding for less than five years and 0.25% on Class G assets attributable to shares outstanding five years or more.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS
The Advisor/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the first $100 million of the Fund's average net assets and 1.50% annually thereafter.

For the six months ended April 30, 1999, the Fund's total expenses as defined above did not exceed the expense limit.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended April 30, 1999, purchases and sales of investments, other than short-term obligations, were $142,470,748 and $61,383,876, respectively.

Unrealized appreciation (depreciation) at April 30, 1999, based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                                 $71,305,909
  Gross unrealized depreciation                                  (4,320,965)
                                                                -----------
      Net unrealized appreciation                               $66,984,944
                                                                ===========

CAPITAL LOSS CARRYFORWARDS
At October 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

       Year of                  Capital loss
     expiration                 carryforward
     ----------                 ------------
        2005                    $   559,000
        2006                      9,584,000
                                -----------
                                $10,143,000
                                ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended April 30, 1999.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             (UNAUDITED)
                                                                  SIX MONTHS ENDED APRIL 30, 1999
                                     ------------------------------------------------------------------------------------------
                                     CLASS A     CLASS B     CLASS C     CLASS E     CLASS F    CLASS G      CLASS H     CLASS Z(b)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                $13.390     $13.200     $13.200     $13.360     $13.210     $13.380     $13.210     $15.560
                                     -------     -------     -------     -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)(c)            (0.047)     (0.102)     (0.102)     (0.054)     (0.102)     (0.115)     (0.124)     (0.019)
Net realized and unrealized gain       2.867       2.822       2.822       2.864       2.772       2.935       2.844       0.679
                                     -------     -------     -------     -------     -------     -------     -------     -------
    Total from Investment Operations   2.820       2.720       2.720       2.810       2.670       2.820       2.720       0.660
                                     -------     -------     -------     -------     -------     -------     -------     -------
NET ASSET VALUE,
  END OF PERIOD                      $16.210     $15.920     $15.920     $16.170     $15.880     $16.200     $15.930     $16.220
                                     -------     -------     -------     -------     -------     -------     -------     -------
Total return(d)(e)                     21.06%      20.61%      20.61%      21.03%      20.21%      21.08%      20.59%      21.14%
RATIOS TO AVERAGE NET ASSETS
Expenses(f)(g)                          1.58%       2.33%       2.33%       1.68%       2.33%       2.48%       2.62%       1.58%
Net investment (loss)(f)(g)            (0.62)%     (1.37)%     (1.37)%     (0.72)%     (1.37)%     (1.52)%     (1.66)%     (0.62)%
Portfolio turnover (e)                    25%         25%         25%         25%         25%         25%         25%         25%
Net assets at end of
  period (000)                       $71,897     $219,633    $30,764     $   959     $ 1,630     $25,310     $ 6,362     $     1

(a) Net of fees and expenses
    waived or borne by the
    Advisor/Administrator which
     amounted to:                          --          --          --          --          --          --          --          --
(b) Class Z shares were initially offered on January 11, 1999.
(c) Per share data was calculated using the average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  YEAR ENDED OCTOBER 31, 1998
                                         --------------------------------------------------------------------------------
                                         CLASS A     CLASS B     CLASS C     CLASS E     CLASS F    CLASS G      CLASS H
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $12.040     $11.960     $11.960     $12.020     $11.970     $12.040     $11.960
                                         -------     -------     -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)(b)        0.029      (0.069)     (0.069)      0.016      (0.069)      0.016      (0.069)
Net realized and unrealized gain           1.321       1.309       1.309       1.324       1.309       1.324       1.319
                                         -------     -------     -------     -------     -------     -------     -------
    Total from Investment Operations       1.350       1.240       1.240       1.340       1.240       1.340       1.250
                                         -------     -------     -------     -------     -------     -------     -------
NET ASSET VALUE,
  END OF PERIOD                          $13.390     $13.200     $13.200     $13.360     $13.210     $13.380     $13.210
                                         -------     -------     -------     -------     -------     -------     -------
Total return (c)(d)                        11.21%      10.37%      10.37%      11.15%      10.36%      11.13%      10.45%
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                1.56%       2.31%       2.31%       1.66%       2.31%       1.66%       2.31%
Net investment income (loss) (e)            0.22%      (0.53)%     (0.53)%      0.12%      (0.53)%      0.12%      (0.53)%
Fees and expenses waived or borne
  by the Advisor/Administrator (e)          0.12%       0.12%       0.12%       0.12%       0.12%       0.12%       0.12%
Portfolio turnover                            91%         91%         91%         91%         91%         91%         91%
Net assets at end of
  period (000)                           $45,472     $124,829    $18,786     $   680     $ 1,105     $ 3,359     $ 3,887

(a) Net of fees and expenses
    waived or borne by the
    Advisor/Administrator which
    amounted to:                         $ 0.016     $ 0.016     $ 0.016     $ 0.016     $ 0.016     $ 0.016     $ 0.016

(b) Per share data was calculated using the average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge of contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             PERIOD ENDED OCTOBER 31, 1997(b)
                                         --------------------------------------------------------------------------------
                                         CLASS A     CLASS B     CLASS C     CLASS E     CLASS F    CLASS G      CLASS H
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $10.080     $10.080     $10.080     $10.080     $10.080     $10.080     $10.080
                                         -------     -------     -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)(d)        0.040      (0.032)     (0.032)      0.030      (0.032)      0.030      (0.032)
Net realized and unrealized gain           1.920       1.912       1.912       1.910       1.922       1.930       1.912
                                         -------     -------     -------     -------     -------     -------     -------
    Total from Investment Operations       1.960       1.880       1.880       1.940       1.890       1.960       1.880
                                         -------     -------     -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD           $12.040     $11.960     $11.960     $12.020     $11.970     $12.040     $11.960
                                         -------     -------     -------     -------     -------     -------     -------
Total return (e)(f)(g)                     19.44%      18.65%      18.65%      19.25%      18.75%      19.44%      18.65%
RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                             1.50%       2.25%       2.25%       1.60%       2.25%       1.60%       2.25%
Net investment income (loss) (h)(i)         0.39%      (0.36)%     (0.36)%      0.29%      (0.36)%      0.29%      (0.36)%
Fees and expenses waived or borne by
  the Advisor/Administrator (h)(i)          0.98%       0.98%       0.98%       0.98%       0.98%       0.98%       0.98%
Portfolio turnover(g)                         51%         51%         51%         51%         51%         51%         51%
Net assets at end of period (000)        $17,142     $38,452     $ 5,923     $   346     $   421     $ 1,288     $ 1,156

(a) Net of fees and expenses waived
    or borne by the Advisor/
    Administrator which amounted to:     $ 0.096     $ 0.096     $ 0.096     $ 0.096     $ 0.096     $ 0.096     $ 0.096

(b) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration
    (December 30, 1996) with the Securities and Exchange Commission.
(c) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) Per share data was calculated using the average shares outstanding during the period.
(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

SEMIANNUAL REPORT: STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------
ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Stein Roe Advisor Tax-Managed Growth Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Stein Roe Advisor Tax-Managed Growth Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund, and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)
At Liberty Funds Distributor, Inc. (Liberty), we believe that - try as they may
- no single investment manager can do all things well. That's why we make available the individual talents of investment managers that have excelled in a particular investment discipline. These managers not only specialize in a distinct investment style, they hold a passion for the style along with a demonstrated track record.

BOSTON, MA Colonial has long         PORTLAND, OR Crabbe Huson's
been a recognized leader in          contrarian investment style
fixed-income investing. In           seeks long-term performance by
addition, Colonial has               investing in stocks from
distinguished itself with both       high-quality, out-of-favor
a traditional value and a more       companies. This risk-averse
contemporary approach to             strategy capitalizes on the
equity investing.                    potential of these companies
                                     to regain market popularity.
[logo] COLONIAL
       Management                    [logo]
       Associates, Inc.              CRABBE HUSON

                        [grpahic omitted]
                              LIBERTY

[logo] NEWPORT                             [logo]
       FUND                                STEIN
       MANAGEMENT                          ROE &
                                          FARNHAM
SAN FRANCISCO, CA A leader in       ---------------------
Asian investing(TM), Newport        INVESTMENT MANAGEMENT
has an unparalleled knowledge
of Asian economies, business        CHICAGO, IL Stein Roe's growth
and culture.                        management style emphasizes
                                    companies with the ability to
                                    create, maintain and grow
                                    earnings in different market
                                    environments.


Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with approximately $61 billion in assets under management for more than 1.7 million investors.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND Semiannual Report, April 30, 1999
--------------------------------------------------------------------------------

[logo] L I B E R T Y
       COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)1999
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       Visit us a www.libertyfunds.com

                                                   MG-03/112H-0499 (6/99) 99/702